Shareholder Report, Line Graph (Details) - USD ($)	May 31, 2025	Feb. 28, 2025	Nov. 30, 2024	Aug. 31, 2024	May 31, 2024	Feb. 29, 2024	Nov. 30, 2023	Aug. 31, 2023	May 31, 2023	Feb. 28, 2023	Nov. 30, 2022	Aug. 31, 2022	May 31, 2022	Feb. 28, 2022	Nov. 30, 2021	Aug. 31, 2021	May 31, 2021	Feb. 28, 2021	Feb. 22, 2021	Nov. 30, 2020	Aug. 31, 2020	May 31, 2020	Feb. 29, 2020	Nov. 30, 2019	Aug. 31, 2019	May 31, 2019	Feb. 28, 2019	Nov. 30, 2018	Aug. 31, 2018	May 31, 2018	Feb. 28, 2018	Nov. 30, 2017	Aug. 31, 2017	May 31, 2017	May 03, 2017	Feb. 28, 2017	Nov. 30, 2016	Aug. 31, 2016	May 31, 2016	Feb. 29, 2016	Nov. 30, 2015	Aug. 31, 2015	May 31, 2015
C000005564
Account Value [Line Items]
Account Value	$ 10,811	$ 10,711	$ 10,587	$ 10,678	$ 10,184	$ 10,205	$ 10,072	$ 10,039	$ 10,269	$ 10,041	$ 10,141	$ 10,347	$ 10,564	$ 11,228	$ 11,531	$ 11,701	$ 11,565	$ 11,582		$ 11,832	$ 11,866	$ 11,857	$ 11,468	$ 11,005	$ 11,144	$ 10,740	$ 10,316	$ 10,083	$ 10,088	$ 10,038	$ 9,974	$ 10,185	$ 10,337	$ 10,243		$ 10,113	$ 10,044	$ 10,426	$ 10,281	$ 10,292	$ 10,015	$ 9,995	$ 10,000
C000190630
Account Value [Line Items]
Account Value	537,873	532,589	525,170	530,391	505,666	506,480	498,703	497,884	508,063	497,552	502,331	512,328	522,836	555,480	570,245	577,492	571,495	572,097		583,311	585,704	584,148	565,677	541,765	548,426	528,356	508,174	496,518	495,675	493,013	490,572	500,743	508,052	504,112	$ 500,000
C000225819
Account Value [Line Items]
Account Value	9,385	9,290	9,176	9,247	8,813	8,825	8,704	8,670	8,862	8,660	8,757	8,912	9,093	9,657	9,911	10,051	9,928	9,952	$ 10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	11,596	11,629	11,507	11,522	10,995	10,991	10,767	10,738	10,854	10,637	10,641	10,868	11,091	11,782	12,209	12,283	12,085	12,102		12,351	12,293	12,134	11,937	11,513	11,546	11,090	10,689	10,391	10,480	10,423	10,360	10,533	10,591	10,462		10,308	10,205	10,539	10,299	10,164	9,988	9,945	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	558,790	560,405	554,522	555,240	529,865	529,642	518,851	517,481	523,036	512,588	512,801	523,730	534,490	567,787	588,342	591,892	582,372	583,208		595,207	592,392	584,740	575,250	554,796	556,375	534,421	515,075	500,759	505,004	502,274	499,250	507,571	510,360	504,163	500,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	9,571	9,598	9,498	9,510	9,075	9,071	8,887	8,863	8,958	8,779	8,783	8,970	9,154	9,725	10,077	10,138	9,975	9,989	10,000
Bloomberg U.S. 4-10 Year Treasury Bond Index
Account Value [Line Items]
Account Value	11,330	11,230	11,082	11,168	10,643	10,665	10,516	10,483	10,667	10,373	10,471	10,660	10,853	11,484	11,785	11,937	11,799	11,818		12,083	12,134	12,099	11,685	11,186	11,298	10,887	10,472	10,213	10,212	10,164	10,080	10,297	10,459	10,357		$ 10,194	$ 10,129	$ 10,508	$ 10,337	$ 10,349	$ 10,027	$ 10,005	$ 10,000
Bloomberg U.S. 4-10 Year Treasury Bond Index
Account Value [Line Items]
Account Value	551,320	546,452	539,227	543,412	517,864	518,966	511,714	510,068	519,062	504,740	509,509	518,677	528,109	558,786	573,432	580,844	574,100	575,041		$ 587,950	$ 590,412	$ 588,726	$ 568,599	$ 544,274	$ 549,754	$ 529,755	$ 509,545	$ 496,959	$ 496,880	$ 494,586	$ 490,488	$ 501,041	$ 508,910	$ 503,959	$ 500,000
Bloomberg U.S. 4-10 Year Treasury Bond Index
Account Value [Line Items]
Account Value	$ 9,538	$ 9,453	$ 9,328	$ 9,401	$ 8,959	$ 8,978	$ 8,852	$ 8,824	$ 8,980	$ 8,732	$ 8,814	$ 8,973	$ 9,136	$ 9,667	$ 9,920	$ 10,048	$ 9,932	$ 9,948	$ 10,000